Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

10. SHARE‑BASED COMPENSATION

On June 22, 2018, the Board of Directors of the Company approved and adopted the 2018 Share Incentive Plan (the “2018 Plan”), under which the Company reserves 11,733,506 ordinary shares to motivate employees of the Group. On June 25, 2019, the Board of Directors of the Company approved the reservation of additional 15,000,000 ordinary shares for issuance under the 2018 Plan. On June 16, 2020, the Board of Directors of the Company approved the reservation of additional 15,000,000 ordinary shares for issuance under the 2018 Plan.

Under the 2018 plan, the options are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest 25% of his/her option at the end of each year of complete service.

On August 31, 2020, the Board of Directors of the Company approved and adopted the 2020 equity Incentive Plan (the “2020 Plan”). Under the 2020 Plan, the maximum aggregate number of ordinary shares available for issuance is 3,756,617 for the year of 2023. If the aggregate number of ordinary shares reserved and available for issuance pursuant to awards granted under the 2020 Plan falls below 2% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year (the “Limit”), the aggregate number of ordinary shares reserved and available for issuance pursuant to awards granted under the 2020 Plan shall be automatically increased to the Limit on January 1 thereafter. For purposes of determining the number of shares outstanding on such date, all preferred shares, options, warrants and other equity securities that are convertible into or exercisable or exchangeable for shares (whether or not by their terms then currently convertible, exercisable or exchangeable) and were outstanding on such date, are deemed to have been so converted, exercised or exchanged.

Under the 2020 plan, the options are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest 25% of his/her option at the end of each year of complete service.

Prior to the Company’s IPO, stock options granted to employees will be exercisable upon the Company’s completion of IPO and all the stock options granted to an employee shall be forfeited at the time of employee terminated his employment with the Company. After the Company’s IPO, vested options not exercised by an employee shall be forfeited at the time the employee terminates of cause and breaches of the employees’ obligations, three months after termination of employment of the employee or twelve months after employee terminates of death or disability. The options have a contractual term of ten years.

A summary of the share options activities for the year ended December 31, 2023 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2023	31,841,838	0.29	7.28	102,113,143
Granted	2,998,500	0.31
Exercised	(4,224,810)	0.23
Forfeited	(165,500)	0.57
Outstanding as of December 31, 2023	30,450,028	0.30	6.70	177,455,134
Vested and expect to vest as of December 31, 2023	30,450,028	0.30	6.70	177,455,134
Exercisable as of December 31, 2023	21,234,590	0.27	6.01	124,329,699

10. SHARE‑BASED COMPENSATION (continued)

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2021	2022	2023
Risk-free rate of return (per annum)	1.31%	2.94%-4.12%	3.93%-4.49%
Volatility	55.42%	60.21%-62.51%	60.42%-62.36%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	10.10	2.62-3.51	4.26-5.91
Expected term	10	10	10

The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date. The expected volatility was estimated based on the historical volatility of the Company and its comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options, which was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.

The weighted average grant date fair value of the share options for the years ended December 31, 2021, 2022 and 2023 was US$9.45, US$3.10 and US$5.28, respectively. The total intrinsic value of share options exercised for the years ended December 31, 2021, 2022 and 2023, was US$77,265,474, US$33,356,308 and US$18,299,428, respectively.

Total recognized share-based compensation expenses for the years ended December 31, 2021, 2022 and 2023, were allocated to following expense items:

	For the Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Cost of revenues	6,299,864	4,798,901	4,061,122
Selling and marketing expenses	10,102,733	5,774,985	3,210,434
General and administrative expenses	26,729,432	14,752,580	9,539,356
Technology and product development expenses	807,418	1,364,504	1,118,930
Total share-based compensation expenses	43,939,447	26,690,970	17,929,842

As of December 31, 2023, US$22,266,749 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 1.15 year.